Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based payments
Share-based payments
6 Share-based payments

Equity-settled share-based payments to employees and Managing Directors are measured at the fair value of the equity instruments at the grant date (also referred to as the “measurement date”). The fair value excludes the effect of non-market-based vesting conditions.

The fair value determined at the measurement date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of the number of shares and options that will eventually vest, with a corresponding increase in shareholders’ equity. At the end of each reporting period, the Company revises its estimate of the number of shares and options expected to vest. The impact of the revision of the original estimates, if any, is recognised in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity-settled share-based payments reserve.

Share-based payment transaction in a business combination

When the share-based payment awards held by the employees of an acquiree (acquiree awards) are replaced by the Company’s share-based payment awards (replacement awards), both the acquiree awards and the replacement awards are measured in accordance with IFRS 2 (“market-based measure”) at the acquisition date. The portion of the replacement awards that is included in measuring the consideration transferred in a business combination equals the market-based measure of the acquiree awards multiplied by the ratio of the portion of the vesting period completed to the greater of the total vesting period or the original vesting period of the acquiree award. The excess of the market-based measure of the replacement awards over the market-based measure of the acquiree awards included in measuring the consideration transferred is recognised as remuneration cost for post-combination service.

However, when the acquiree awards expire as a consequence of a business combination and the Company replaces those awards when it does not have an obligation to do so, the replacement awards are measured at their market-based measure in accordance with IFRS 2. All of the market-based measure of the replacement awards is recognised as remuneration cost for post-combination service.

At the acquisition date, when the outstanding equity-settled share-based payment awards held by the employees of an acquiree are not exchanged by the Company for its share-based payment awards, the acquiree share-based payment transactions are measured at their market-based measure at the acquisition date. If the share-based payment transactions have vested at the acquisition date, they are included as part of the non-controlling interest in the acquiree. However, if the share-based payment transactions have not vested at the acquisition date, the market-based measure of the unvested share-based payment transactions is allocated to the non-controlling interest in the acquiree based on the ratio of the portion of the vesting period completed to the greater of the total vesting period or the original vesting period of the share-based payment transaction. The balance is recognised as remuneration cost for post-combination service.

The following share-based payment schemes existed during the period:

•           Long-Term Incentive Plans (“LTIPs”) for the Management Board;

•           Short-Term Incentive plan (“STI”) for the Management Board;

•           The newly adopted Employee Long Term Incentive Plan ("ELTIP");

•           The newly adopted Employee Short Term Incentive Plan ("ESTI");

•           The Employee Share Options Plan (“ESOP”);

•           The Performance Share Plan (“PSP”) and Restricted Share Plan (“RSP”);

•           The Just Eat Sharesave Plans and the Just Eat Deferred Share Bonus Plan 2018 (“DBSP”); and

•           The rolled-over Grubhub share plans ("the Grubhub rollover plans"), including:

•           the Grubhub Inc. 2015 Long-Term Incentive Plan;

•           the 2013 Omnibus Incentive Plan;

•           the SCVNGR, Inc. 2013 Stock Incentive Plan; and

•           the Tapingo Ltd. 2011 Option Plan.

LTIPs

The Company has equity-settled performance-based LTIPs in place for the Management Board to strengthen the alignment with shareholders’ interests. There have been five grants under the LTIPs:

•           LTIPs 2017-2019, 2018-2020 and 2019-2021, all vested as per 31 December 2021;

•           LTIP 2020-2023 granted as at 21 May 2020 (legal grant date); and

•           LTIP 2021-2024 granted as at 19 May 2021 (legal grant date).

Under these LTIPs, conditional performance options were granted to each Managing Director. These options shall vest three years after the relevant grant date, subject to service conditions, non-market and market performance conditions to be assessed over a three-year period.

The target award level is 100% of base fee for each Managing Director. The number of conditionally granted share options is 100% of base fee divided by the share price average of the five-day period after the annual general meeting. The LTIP 2019-2021 vested as per 31 December 2021 and based on the relative weight of the targets under the performance conditions, 100% of the granted share options vested.

The measurement date is the date at which the Company and the Managing Directors agree to the LTIP and requires that the Supervisory Board and all Managing Directors have a shared understanding of the terms and conditions of the LTIP. Under the remuneration policy there is an annual grant to each Managing Director with a three-year vesting period for each grant.

The vesting period is the period during which all of the specified vesting conditions are to be satisfied in order for the Managing Directors to be entitled unconditionally to the options granted. The vesting conditions are:

• One service condition (being continued employment for a period of three years from the grant date);

• Two non-market performance conditions (being revenue growth and a strategic target, with relative weights of 37.5% and 25% respectively); and

• One market performance condition (being relative Total Shareholder Return (TSR) against the AEX, FTSE 100, and NASDAQ 100 index with a relatively weight of 37.5%).

Since a variable number of conditional performance options to the value of a fixed amount is awarded, commonly known as share options “to the value of”, Just Eat Takeaway.com has assessed the impact of the service condition and performance conditions on the long-term incentive costs for the LTIPs.

The details of conditional performance share options granted under the LTIP for Managing Directors as at 31 December 2021 are as follows:

	31 December 2021		31 December 2020		31 December 2019
	Number of share options	Weighted-average exercise price (in €)	Number of share options	Weighted-average exercise price (in €)	Number of share options	Weighted-average exercise price (in €)
Outstanding as at the beginning of the period	89,559	40.10	80,023	46.25	83,905	47.38
Granted during the period	19,075	-	14,233	-	-	-
Forfeited during the period	-	-	-	-	(3,882)	23.37
Exercised during the period	(5,780)	23.37	(4,697)	23.37	-	-
Expired during the period	-	-	-	-	-	-
Outstanding as at the end of the period	102,854	33.60	89,559	40.10	80,023	46.25
Exercisable as at the end of the period	69,546		44,003		15,535

The weighted average fair value for share options granted during the period was €30.93 (2020: €101.96, 2019: €0).

The conditional performance options were priced using Monte Carlo simulation. The inputs to the model for the share options were as follows:

	LTIP 2021-2024	LTIP 2020-2023
Exercise price	nil	nil
Expected volatility	40.51%	38.81%
Expected dividend yield	0.00%	0.00%
Risk-free rate	-0.62%	-0.72%
Vesting period	3 years	3 years
Share price at valuation date	€45.88	€92.40
Average share price prior to performance period	€93.53	€77.84

The assumptions made in the pricing model for the LTIP are based upon publicly available market data and internal information and are as follows:

•	The maximum number of shares and options to be granted to the LTIP participants is directly linked to the fixed salary of each Managing Director at grant date.
•	The expected volatilities of the share prices of the Company and the constituents of the three indices (AEX, FTSE 100, NASDAQ 100) are based on the historical volatility on a daily basis, over a period of 3 years, prior to the valuation date.
•	The correlation coefficients are based on the logarithm of the daily share price return over a 3-year period, prior to the valuation date.
•	No dividends are expected to be declared during the vesting period.
•	The risk-free rate is based on zero-coupon government bond yields based on the applicable currencies with a yield to maturity of 3 years.
•	The constituents of the three indices (AEX, FTSE 100, NASDAQ 100) are determined at the start of the performance period.

Share options exercised under the LTIP during the period

5,780 of the share options granted under the LTIPs were exercised during 2021 with a weighted average share price of €46.88 (2020: 4,697 with a weighted average share price of €97.30, 2019: 0)).

Weighted average remaining assumed life outstanding share options

The share options outstanding as at 31 December 2021 had a weighted average remaining assumed life of 7 years (31 December 2020: 8 years, 31 December 2019: 8 years). The exercise prices are between €0 and €54.62.

STI

The remuneration of the Managing Directors consists of variable remuneration in the form of STI, which will be delivered partly in cash and partly as a deferred award of shares in the Company. Any STI outcome achieved above 75% (at-target) of base fee will be delivered as a deferred award of Company shares, with the period of deferral being three years with one-third of the amounts deferred vesting and being capable of release at each anniversary of the making of the deferred award. The vested awards will be subject to a further holding period of two years.

Performance over each financial year is measured against stretching targets set by the Supervisory Board at the beginning of the year, based on the budget and taking into account the strategy aspirations. The maximum level of the STI outcome for a Managing Director is 150% of base fee per year.

The measurement date is the date at which the Company and the Managing Directors agree to the STI, and requires that the Supervisory Board and all Managing Directors have a shared understanding of the terms and conditions of the STI. The vesting period is the period during which all of the specified vesting conditions are to be satisfied in order for the Managing Directors to be entitled to the shares granted. The vesting conditions include several non-market performance conditions.

The performance measures comprise of a mix of financial measures (75%) and non-financial measures (25%), supporting the strategy of Just Eat Takeaway.com:

•           Number of new consumers (25%);

•           Number of active consumers (25%);

•           Number of orders per consumer (25%); and

•           Certain personal / non-financial measures (25%).

STI outcomes are calculated following the determination of achievement against performance measures and targets measured over 12 months, from 1 January until 31 December of the relevant financial year.

Under the STI 2020, the number of deferred shares awarded was estimated to be 10,689 based on the five-day average share price prior to 31 December 2020. After adoption of the Annual Report 2021, a final number of 13,563 deferred shares were awarded, based on the five-day average share price post AGM 2021, with a weighted average fair value of €77.34.

Based on the STI outcome for 2021, no deferred shares were awarded to the Managing Directors.

ELTIP

The Company has implemented a new equity-settled Employee Long-term Incentive Plan. Under the ELTIP, depositary receipts on shares and share options are granted to eligible participants. The award value is based on the participant's job grade and is calculated as a percentage of base salary. The vesting period is the period during which all of the specified vesting conditions are to be satisfied in order for the participants to be entitled unconditionally to the shares or options granted.

Share awards granted under this plan are not subject to any performance conditions, the only vesting condition applicable is a service condition, which is generally three years. The number of shares granted is the award value divided by the five-day average share price prior to the date of grant.

Share option awards under this plan are granted as nil-cost options that vest to the extent a service condition and performance conditions are satisfied, predominantly over a timespan of three years with some awards vesting quarterly or annually. Participants are not entitled to any dividends during the vesting period. No share options were granted to eligible employees during the period.

The details of shares granted under the ELTIP as at 31 December 2021 are as follows:

	31 December 2021
	Number of shares	Weighted-average grant-date fair value (in €)
Outstanding at the beginning of the period	-	-
Granted during the period	1,005,093	65.99
Forfeited during the period	(49,627)	72.09
Vested during the period	(14,785)	73.80
Expired during the period	-	-
Outstanding at the end of the period	940,681	65.55

ESTI
The Company has implemented a new equity-settled Employee Short-term Incentive Plan during 2021 as a result of the conversion from the cash bonus plan to an equity-based incentive plan. Under the ESTI, shares are granted to eligible participants subject to certain performance conditions.

The vesting period is the period during which all of the specified vesting conditions are to be satisfied in order for the participant to be entitled unconditionally to the shares granted. The vesting conditions are:

•	A service condition, being continued from the start of the performance period, 1 January of the relevant year (or the date of employment, if later), until the final awards are granted to the participant, generally in March of the next financial year;

•

Two non-market performance conditions, with a relative weighting depending on the participant's job grade:

1. A personal performance element, based on the participant's performance rating over the relevant year;

2. A business performance element, based on Just Eat Takeaway.com's performance in relation to specified KPIs over the relevant year.

The details of shares granted under the ESTI as at 31 December 2021 are as follows:

	31 December 2021
	Number of shares	Weighted-average grant-date fair value (in €)
Outstanding at the beginning of the period	-	-
Granted during the period	544,424	51.40
Forfeited during the period	(11,403)	51.40
Vested during the period	-	-
Expired during the period	-	-
Outstanding at the end of the period	533,021	51.40

The award value is based on the participant's job grade and is calculated as a percentage of base salary. The performance period for these awards is from 1 January of the relevant year until 31 December of the relevant year. Participants are not entitled to any dividends during the vesting period.

As per 31 December 2021, the personal performance element is not final as the personal performance ratings are still to be determined. At the end of the reporting period, Just Eat Takeaway.com has therefore estimated the number of equity instruments that will be awarded for the purposes of recognising the services received during the period between service commencement date and period end. Once the performance ratings are finalised, the estimate will be revised so that the amounts recognised for services received in respect of the grant are ultimately based on the actual number of equity instruments awarded.

ESOP

The Company has an equity-settled ESOP for senior management and certain other employees. Under the ESOP, depositary receipts on shares and share options are awarded to participants on an annual basis. The vesting of these shares and share options is solely subject to a service condition being continued employment of 3 years. The contractual life of the share options is 10 years from the grant date.

The vesting of the shares and share options under the ESOP is 0% in the first year after the grant date, 67% in the second year after the grant date, and 33% in the third year after the grant date. For the shares granted under the ESOP in 2020, vesting is generally in three equal parts over the three-year vesting period. However, given that the ESOP Participant must remain in service, the long-term incentive costs are spread equally over the service period.

No new grants were made under this plan in 2021.

The details of shares and share options granted under the ESOP as at 31 December 2021 are as follows:

	31 December 2021				31 December 2020				31 December 2019
	Number of share options	Weighted- average exercise price (in €)	Number of shares	Weighted-average grant-date fair value (in €)	Number of share options	Weighted- average exercise price (in €)	Number of shares	Weighted-average grant-date fair value (in €)	Number of share options	Weighted- average exercise price (in €)	Number of shares	Weighted-average grant-date fair value (in €)
Outstanding at the beginning of the period	87,185	39.14	130,231	72.96	118,434	34.46	102,956	44.20	126,102	25.46	153,897	25.71
Granted during the period	-	-	-	-	5,691	80.17	80,572	80.79	30,084	60.96	54,481	60.09
Forfeited during the period	(1,575)	65.41	(3,496)	68.63	(2,438)	63.23	(4,318)	62.00	(836)	54.62	(1,576)	54.62
Exercised/vested during the period	(2,851)	51.45	(60,145)	69.46	(34,502)	25.37	(48,979)	26.36	(36,916)	24.85	(103,846)	24.98
Expired during the period	-	-	-	-	-	-	-	-	-	-	-	-
Outstanding at the end of the period	82,759	39.37	66,589	76.34	87,185	39.14	130,231	72.96	118,434	34.46	102,956	44.20
Exercisable at the end of the period	69,545				55,580				50,758

Share options exercised during the period

2,851 of the vested share options were exercised during 2021 (2020: 34,502, 2019: 36,916). The weighted-average share price at the date of exercise amounted to €79.06 (2020: €81.78, 2019: €72.63).

Weighted average remaining assumed life outstanding share options

The share options outstanding as at 31 December 2021 had a weighted average remaining assumed life of 6 years (31 December 2020: 7 years, 31 December 2019: 8 years). The exercise prices are between €23.37 and €84.44.

PSP and RSP

The PSP and the RSP are equity-settled share-based payments plans under which awards were granted to eligible participants to help incentivise sustained performance over the long term and to promote alignment with the shareholders’ interests. Awards under the PSP and RSP were granted as nil-cost options that vested to the extent performance conditions were satisfied, predominantly over a timespan of three years. RSP awards granted are not subject to any performance conditions, the only vesting condition applicable is a three-year service condition. No new grants were made under these plans in 2021.

As per 31 December 2021, the performance conditions for the awards granted under the PSP are still to be defined, with the expectation that all awards will vest at 100% of target. Just Eat Takeaway.com has therefore estimated the fair value of the equity instruments at the end of the reporting period for the purpose of recognising the services received during the period between service commencement date and the measurement date. Once the performance targets have been established, or the first vesting has occurred, the estimate will be revised so that the amounts recognised for services received in respect of the grant are ultimately based on the measurement date fair value of the equity instruments.

The details of the share options granted under the PSP and RSP as at 31 December 2021 are as follows:

	PSP		RSP
	31 December 2021	31 December 2020	31 December 2021	31 December 2020
	Number of share options	Number of share options	Number of share options	Number of share options
Outstanding as at the beginning of the period[1]	380,188	468,226	9,244	15,868
Granted during the period	-	-	-	-
Forfeited during the period	(72,186)	(87,929)	(720)	(278)
Exercised during the period	(30,469)	(109)	(862)	(6,346)
Expired during the period	-	-	-	-
Outstanding as at the end of the period	277,533	380,188	7,662	9,244
Exercisable as at the end of the period	21,189	13	-	-

[1] The beginning of the period for 2020 is 15 April 2020, the date at which Just Eat Takeaway.com N.V. obtained control of Just Eat. Refer to Note 11 Business combinations for more details

Share options exercised during the period

31.331 of the vested share options were exercised during 2021 (2020: 6,455). The weighted-average share price at the date of exercise amounted to €72.76 (2020: 98.82).

Weighted average remaining assumed life outstanding share options

The share options outstanding as at 31 December 2021 had a weighted average remaining assumed life of 8 years (31 December 2020: 8 years). Under the PSP and the RSP options were granted at nil cost.

Sharesave Plans and DSBP

The Sharesave Plans are equity-settled share-based payment under which eligible participants were offered the option to buy shares in Just Eat after a timespan of three years, based on a discounted share price set at grant date. Employees taking part in the scheme contribute to a savings pool from their salaries on a monthly basis, the full amount of which is repaid if the options lapse. The only vesting condition applicable to the Sharesave options is a three-year service condition.

The Just Eat Deferred Share Bonus Plan is an equity-settled share-based payment plan under which awards were granted to eligible participants based on a portion of the annual bonus for the preceding financial year. The award under this scheme vest in equal tranches over a three-year period.

No new grants were made under these plans in 2021.

The details of the share options granted under the Sharesave plans and the DSBP as at 31 December 2021 are as follows:

	Sharesave Plans				DSBP
	31 December 2021	31 December 2021	31 December 2020	31 December 2020	31 December 2021	31 December 2020
	Number of share options	Weighted-average exercise price (in €)	Number of share options	Weighted-average exercise price (in €)	Number of share options	Number of share options
Outstanding as at the beginning of the period[1]	18,908	55.74	29,942	54.79	4,734	8,168
Granted during the period	-	-	-	-	-	-
Forfeited during the period	(4,016)	59.23	(989)	54.33	-	-
Exercised during the period	(4,738)	55.32	(10,045)	47.80	(3,156)	(3,434)
Expired during the period	-	-	-	-	-	-
Outstanding as at the end of the period	10,154	61.29	18,908	55.74	1,578	4,734
Exercisable as at the end of the period	10,841		2,471		-	1,578

[1]The beginning of the period for 2020 is 15 April 2020, the date at which Just Eat Takeaway.com N.V. obtained control of Just Eat. Refer to Note 11 Business combinations for more details

Share options exercised during the period

4,738 of the vested Sharesave options and 3,156 of the vested DBSP options were exercised during 2021 (2020: 10,045 and 3,434 respectively). The weighted-average share price at the date of exercise amounted to €76.48 (2020: 94.45).

Weighted average remaining assumed life outstanding share options

The share options outstanding as at 31 December 2021 had a weighted average remaining assumed life of 1 year (31 December 2020: 3 years). The exercise prices are between €49.95 and €59.84 for the Sharesave schemes. Under the DSBP, options were granted at nil cost.

Share-based payment plans of Grubhub acquired in the current year

Several share-based payment plans were in place at Grubhub prior to the business combination. All of these arrangements qualify as equity-settled share-based payment plans. These plans were rolled over and continued substantially under the same terms as the original plans following the business combination, with the exception that the awards now relate to the Company and not Grubhub ("replacement awards"). Non-qualified and incentive stock options and restricted stock units outstanding under the Grubhub rollover plans at the time of the business combination were replaced. Stock options and restricted stock units vest over different lengths of time, but generally over 4 years, and are commonly subject to forfeiture upon termination of employment prior to vesting. For all share options outstanding as at 31 December 2021, the exercise price of the options equals the fair value of the options on the grant date. The maximum term for stock options issued to employees under the Grubhub Inc. 2015 Long-Term Incentive Plan, the 2013 Omnibus Incentive Plan and the assumed Tapingo and LevelUp incentive plans is 10 years, and they expire 10 years from the date of grant. Participants holding restricted stock units are not entitled to any dividends during the vesting period.

A portion of the replacement awards is included in measuring the consideration transferred to obtain control, refer to Note 11 Business combinations.

There were no unreplaced awards under any of these plans. Other than the replacement awards, no new grants were made under these plans in 2021.

The details of the shares and options granted under the Grubhub rollover plans as at 31 December 2021 are as follows:

	31 December 2021
	Number of share options	Weighted-average exercise price (in €)	Number of shares	Weighted-average grant-date fair value (in €)
Outstanding at the beginning of the period[1]	1,647,504	55.63	2,447,654	77.54
Granted during the period	-	-	-	-
Forfeited during the period	(55,493)	103.67	(356,913)	77.54
Exercised/vested during the period	(87,426)	43.98	(606,610)	77.54
Expired during the period	-	-	-	-
Outstanding at the end of the period	1,504,585	54.57	1,484,131	77.54
Exercisable at the end of the period	1,457,828
[1]The beginning of the period is 15 June 2021, the date at which Just Eat Takeaway.com N.V. obtained control of Grubhub. Refer to Note 11 Business combinations for more details

Share options exercised under the Grubhub rollover plans during the period

87.426 of the vested share options were exercised during 2021. The weighted-average share price at the date of exercise amounted to €76.97.

Weighted average remaining assumed life outstanding share options

The share options outstanding as at 31 December 2021 had a weighted average remaining assumed life of 5 years. The exercise prices are between €0.24 and €29.04.

Total expense recognised for the period

Just Eat Takeaway.com recognised total expenses of €81 million related to equity-settled share-based payment transactions in 2021 (2020: €23 million, 2019: €3 million), of which €5 million is related to social securities These expenses are included in Staff costs.

Cash flow for the period

The cash flows related to the share options are included in the proceeds from issue of ordinary shares for the amount of €4 million (2020: €1 million, 2019: €1 million) as well as taxes paid for the net settlement of share-based payment awards for the amount of €16 million (2020 and 2019: nil).